Potentially dilutive instruments (Detail) - shares	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Potentially Dilutive Instruments [Line Items]
Employee share-based compensation awards	2,311,369	3,516,195	6,592,571	2,311,369	6,592,571
Other equity derivative contracts	24,952,461	22,528,782	11,499,172	24,927,741	10,774,521
Total	27,263,830	26,044,977	18,091,743	27,239,110	17,367,092